FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENT

NOTE 13 - FAIR VALUE MEASUREMENT

Financial items carried at fair value as of December 31, 2014 and 2013 are classified in the tables below in one of the three categories described in Note 1u:

	December 31, 2014
	U.S. dollars in thousands
	Level 1	Level 2
Cash and cash equivalents – cash deposits	$10,315
Marketable securities- debt securities	37,230
Derivatives:
Interest rate swap (liabilities)		$(19)
Forward contracts and currency options (current liabilities) designated as hedging instruments		(39)
Currency options (current liabilities)		(159)
Forward contracts and currency options (current assets) designated as hedging instruments		807
Currency options (current assets)		98
	$47,545	$688

	December 31, 2013
	U.S. dollars in thousands
	Level 1	Level 2
Cash and cash equivalents – cash deposits	$74,430
Derivatives:
Interest rate swap (current liabilities)		$(132)
Forward contracts (current liabilities) designated as hedging instruments		(90)
Forward contracts and currency options (current assets)		1
	$74,430	$(221)

Foreign exchange risk management

The Company enters into forward exchange contracts in non-functional currencies and purchases and writes non-functional currency options in order to hedge the currency exposure on identifiable balance sheet items. In addition, the Company takes steps to reduce exposure by using “natural” hedging. The currency hedged items are usually denominated in NIS. The writing of options is part of a comprehensive currency hedging strategy. These transactions are for periods of less than one year. The counterparties to the derivatives is comprised of major banks and, in view of the current financial environment, the Company is monitoring the associated inherent credit risks. The above transactions do not qualify for hedge accounting.

In December 2014 and 2013, the Company entered into forward exchange contracts in respect of forecasted sales transactions at a notional amount of €7.6 million and €11.2 million, respectively (approximately $9.2 million at December 31, 2014).

Such transactions were entered into to reduce the exposure from sales denominated in euros. These transactions qualify for cash flow hedge accounting.